SCHEDULE OF GOODWILL (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015
Goodwill
Carrying amount	¥ 3,735	¥ 3,735
Accumulated impairment losses	(3,735)	(3,735)
GOODWILL			¥ 0